Wilmington Short Duration Government Bond Fund
WILMINGTON SHORT DURATION GOVERNMENT BOND FUND SUMMARY
Investment Goal
The Fund seeks to provide current income and
secondarily, preservation of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares and Class I Shares. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Wilmington Funds. More information about these and other discounts is available from your financial professional, in the Fund’s prospectus in the section entitled “How are shares priced?”.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees Wilmington Short Duration Government Bond Fund	Class A Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	1.75%	none
Maximum Deferred Sales Charge (Load)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	none	none
Redemption Fee	none	none
Exchange Fee	none	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Wilmington Short Duration Government Bond Fund		Class A Shares	Class I Shares
Management Fee		0.50%	0.50%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses		0.44%	0.44%
Total Annual Fund Operating Expenses		1.19%	0.94%
Fee Waivers and/or Expense Reimbursements	[1]	(0.30%)	(0.30%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement		0.89%	0.64%
[1]	The Fund's Advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund's Class A Shares and Class I Shares will not exceed 0.89% and 0.64%, respectively, not including the effects of taxes or extraordinary expenses. This waiver may be amended or withdrawn after August 31, 2014, or with the agreement of the Fund's Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares and Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Expense Example Wilmington Short Duration Government Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	264	517	790	1,567
Class I Shares	65	269	490	1,126

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 31% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund seeks to achieve its investment goal, by normally investing substantially all, but under normal circumstances no less than 80%, of the value of its net assets in a diversified portfolio of debt obligations issued or supported as to principal and interest by the U.S. government or its agencies and instrumentalities including mortgage backed securities, asset backed securities, variable and floating rate securities, zero coupon securities, and in repurchase agreements backed by such securities. Certain mortgage backed securities, including adjustable rate mortgage securities (“ARMs”) and collateralized mortgage obligations (“CMOs”) are included within the definition of “U.S. government securities.” The Fund expects to maintain a duration of less than three years under normal market conditions.

The Fund intends to invest in the securities of U.S. government-sponsored entities (“GSEs”), including GSE securities that are not backed by the full faith and credit of the United States government, such as those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in GSE securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association. Finally, the Fund may invest in some GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System and the Financing Corporation (“FICO”).
Principal Risks of Investing in the Fund
All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:
  Active Trading Risk. The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.
  Call Risk. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.
  Credit Risk. There is a possibility that issuers of securities in which the Fund invests may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
  Interest Rate Risk. The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. For instance, a rise in interest rate causes a fall in the value of a fixed income securities. In addition, this risk increases with the length of the maturity of the fixed income security. Accordingly, the yield earned by a Fund will vary with changes in interest rates. Also, when interest rates fall, the price of mortgage-backed securities may not rise to as great an extent as that of other fixed income securities. Duration is a measure of the expected life of a debt security that is used to determine the sensitivity of the security’s price to changes in interest rates. Generally, the longer the Fund’s duration, the more sensitive the Fund will be to changes in interest rates.
  Mortgage-Backed and Asset-Backed Securities Risk. Through its investments in mortgage-backed securities, the Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit histories, have had in many cases higher default rates than loans that meet government underwriting requirements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.
  Liquidity Risk. The risk that certain securities may be difficult or impossible for a Fund to sell or dispose of at the price at which the Fund has valued the security.
  Prepayment Risk. The risk that a mortgage-backed or other asset-backed security may be paid off and proceeds delivered to a Fund earlier than anticipated. Prepayment risk is more prevalent during periods of falling interest rates.
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information
The bar chart and table immediately following show the variability of the Fund’s returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, with respect to its Class A Shares, and by showing how the Fund’s average annual returns for 1, 5 and 10 years or the life of the Fund compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.wilmingtonfunds.com.
Annual Total Returns – Class I Shares Performance Over 10 Years

Best Quarter 2.04% 12/31/2008 Worst Quarter (1.12)% 6/30/2004

The Fund’s Class I Shares total return for the six-month period from January 1, 2013 to June 30, 2013 was (0.50)%. The average annual total returns in the table below include the maximum Class A sales charge of 1.75%, which is normally deducted when you purchase shares.
Average Annual Total Returns (For the periods ended December 31, 2012)
Average Annual Total Returns Wilmington Short Duration Government Bond Fund	1 Year	5 Years	10 Years	Life of Fund		Inception Date
Class I Shares	1.59%	2.99%	2.89%
Class I Shares Return After Taxes on Distributions	0.83%	1.96%	1.81%
Class I Shares Return After Taxes on Distributions and Sale of Fund Shares	1.12%	1.96%	1.83%
Class A Shares	(0.40%)	2.39%		2.67%	[1]	Aug. 18, 2003
Barclays Capital 1-3 Year Government Bond Index (reflects no deduction for fees, expenses or taxes)	0.51%	2.49%	2.84%
[1]	Class A Shares commenced operations on August 18, 2003.

After-tax performance is presented only for Class I Shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds Fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.